BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common Class A [Member]
Class A common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption (in shares)	1,304,259	18,041,500
Class A common stock, redemption price (in dollars per share)	$ 10.1	$ 10.1
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	4,510,375	4,510,375
Common stock, shares outstanding (in shares)	4,510,375	4,510,375